General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 7,296	$ 6,448
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	63	253
Marketing
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	565	875
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	743	741
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	926	886
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	403	112
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	3,746	2,619
Travel and Conferences
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	799	493
Transaction Costs
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		431
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 51	$ 38